Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 6: -	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2018	2017

Indirect taxes	$667	$980
Grant receivables	10	740
Prepaid expenses and advances to suppliers	752	460
Others	337	505

	$1,766	$2,685